Critical Judgments and Accounting Estimates (Tables)	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of I F R S Compliance [Abstract]
Forward commodity price estimates

Impairment tests were carried out at December 31, 2020 and were based on fair value less costs to sell calculations, using estimated after-tax cash discounted cash flows on proved plus probable reserves. The Company used discount rates based on a calculated cost of capital of 15% in Egypt and 11% in Canada along with the following commodity price estimates:

	Egypt[1]			Canada[1]
	Brent Blend Crude Oil	WTI Oil	AECO Gas	Edmonton Pentane	Edmonton Butane	Edmonton Propane	Spec Ethane	Exchange Rate
Year	$/Bbl	$/Bbl	$C/Mcf	$C/Bbl	$C/Bbl	$C/Bbl	$C/Bbl	USD/CAD
2021	50.75	48.00	2.72	60.65	27.75	19.43	8.62	0.775
2022	55.00	51.50	2.67	65.36	36.47	24.31	8.45	0.765
2023	58.50	54.50	2.60	70.07	41.48	25.53	8.22	0.760
2024	61.79	57.79	2.60	74.72	44.29	27.26	8.22	0.760
2025	62.95	58.95	2.65	76.25	45.29	27.87	8.39	0.760
2026	64.13	60.13	2.71	77.80	46.30	28.49	8.58	0.760
2027	65.33	61.33	2.76	79.38	47.32	29.12	8.76	0.760
2028	66.56	62.56	2.81	81.00	48.37	29.77	8.94	0.760
2029	67.81	63.81	2.87	82.64	49.44	30.43	9.13	0.760
2030	69.17	65.09	2.92	84.30	50.43	31.03	9.31	0.760
Thereafter[2]	+2.0%/yr	+2.0%/yr	+2.0%/yr	+2.0%/yr	+2.0%/yr	+2.0%/yr	+2.0%/yr	0.760
[1]	GLJ Ltd. (“GLJ”) price forecasts, effective January 1, 2021.
[2]	Percentage change represents the increase in each year after 2030 to the end of the reserves life.
The Company used discount rates based on a calculated cost of capital of 15% in Egypt and 11% in Canada along with the following commodity price estimates:
	Egypt[1]			Canada[1]
	Brent Blend Crude Oil	WTI Oil	AECO Gas	Edmonton Pentane	Edmonton Butane	Edmonton Propane	Spec Ethane	Exchange Rate
Year	$/Bbl	$/Bbl	$C/Mcf	$C/Bbl	$C/Bbl	$C/Bbl	$C/Bbl	USD/CAD
2020	34.00	30.00	1.95	37.47	21.23	9.61	5.99	0.720
2021	45.50	41.00	2.25	52.05	33.08	19.18	7.01	0.730
2022	52.50	47.50	2.35	61.56	39.52	25.41	7.36	0.735
2023	57.50	52.50	2.45	68.92	45.57	28.89	7.71	0.740
2024	62.50	57.50	2.55	75.84	50.99	32.32	8.05	0.745
2025	62.95	58.95	2.65	77.27	52.02	32.97	8.39	0.750
2026	64.13	60.13	2.70	78.84	53.14	33.68	8.57	0.750
2027	65.33	61.33	2.76	80.44	54.27	34.40	8.76	0.750
2028	66.56	62.56	2.81	82.08	55.44	35.14	8.94	0.750
2029	67.81	63.81	2.87	83.75	56.62	35.89	9.13	0.750
Thereafter[2]	+2.0%/yr	+2.0%/yr	+2.0%/yr	+2.0%/yr	+2.0%/yr	+2.0%/yr	+2.0%/yr	0.750
[1]	GLJ Ltd. (“GLJ”) price forecasts, effective April 1, 2020.
[2]	Percentage change represents the increase in each year after 2030 to the end of the reserves life.